PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [abstract]
Disclosure of property, plant and equipment

13.      PROPERTY, PLANT AND EQUIPMENT

	Oil and gas properties	Vehicles and office equipment and others	Total

Cost:

At January 1, 2016	803,986	5,296	809,282
Additions	44,302	236	44,538
Disposals and write-offs	(6,365)	(37)	(6,402)
Exchange differences	25,703	205	25,908

At December 31, 2016	867,626	5,700	873,326

At January 1, 2017	867,626	5,700	873,326
Additions	48,937	99	49,036
Disposals and write-offs	(2,577)	(914)	(3,491)
Exchange differences	(24,985)	(148)	(25,133)

At December 31, 2017	889,001	4,737	893,738

Accumulated depreciation, depletion and amortization and impairment:

At January 1, 2016	(353,824)	(1,317)	(355,141)
Depreciation charge for the year	(67,906)	(397)	(68,303)
Impairment	(10,768)	-	(10,768)
Disposals and write-offs	3,532	34	3,566
Exchange differences	(10,157)	(58)	(10,215)

At December 31, 2016	(439,123)	(1,738)	(440,861)

At January 1, 2017	(439,123)	(1,738)	(440,861)
Depreciation charge for the year	(60,442)	(360)	(60,802)
Impairment	(8,639)	-	(8,639)
Disposals and write-offs	1,185	258	1,443
Exchange differences	10,932	57	10,989

At December 31, 2017	(496,087)	(1,783)	(497,870)

Net book value:
At December 31, 2016	428,503	3,962	432,465

At December 31, 2017	392,914	2,954	395,868

Included in the current year's additions was an amount of approximately RMB2,495 million (2016: approximately RMB1,430 million, 2015: approximately RMB1,385 million) in respect of interest capitalized in property, plant and equipment (note 7). Included also in the depreciation charge for the year was an amount of approximately RMB636 million (2016: approximately RMB1,609 million, 2015: approximately RMB3,465 million) in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties.

13.      PROPERTY, PLANT AND EQUIPMENT (continued)

Impairment and provision recognized during the year included the impairment loss to reduce the carrying amount of certain oil and gas properties to the recoverable amount. In 2017, the impairment loss was mainly related to fields in China, Africa and North America which was primarily due to the revision of the oil and gas price forecast and revision of reserves. In 2016, the impairment loss was mainly related to fields in North America, Europe and Africa primarily due to the revision of the oil price forecast and an adjustment in operating plan for oil sand assets in Canada.

For both years, the recoverable amount was calculated based on the assets' value in use and was determined at the cash-generating unit level. The Company identifies a field or the group of fields that could generate cash inflows independently as a cash-generating unit. The principal parameters used in determining the recoverable amount of the Group’s assets include estimates of proved and unproved reserves, future commodity prices that come from the price forecast of respected and independent institutions, combined with internal analysis and judgment of the international market environment, as well as best estimates of drilling and development costs.

The discount rate is derived from the Company’s weighted average cost of capital (“WACC”) and is adjusted, where applicable, to take into account any specific risks relating to the country where the asset is located as well as the asset specific characteristics, such as specific tax treatments, cash flow profiles and economic life. The discount rate used for value in use calculations is 8%-12% in 2017 after tax (2016: 8%-11% after tax). A derived pre-tax discount rate would be in the range of 8%-15% (2016: 9%-11% pre-tax).

For 2016, included in impairment was RMB7,358 million recognized on the Long Lake project, due to the revision of the oil price forecast and adjustments to operating plans caused by the pipeline rupture and the explosion accident. Specifically, the operating plan was changed to defer the timing of when to bring the Long Lake upgrader back online, to make the timing concurrent with the most recent expectation of when sufficient feedstock will be produced from Long Lake assets to maximize the utilization and cash generating potential of the upgrader. The Company also updated the yield assumptions based on the most recent operating performance of the upgrader. The asset was written down to an estimated recoverable amount of RMB33,902 million in June 2016. As at 31 December 2017, the future operating plan of Long Lake assets is still under assessment by management, which may significantly impact the recoverable amount of the oil sands properties of Long Lake assets in the future.

During 2017, the Group wrote off certain oil and gas assets in the North America mainly due to the expiration of lease contracts. Approximately RMB71 million was included in the exploration expenses, and approximately RMB1,588 million was included in the depreciation, depletion and amortisation charge, respectively.